Capital and Other Components of Equity (Tables)	12 Months Ended
Mar. 31, 2019
Default Root [Abstract]
Summary of Warrants
(e)	Warrants:

The warrants of the Corporation are composed of the following as at March 31, 2019 and 2018:

		March 31,		March 31,
		2019		2018
	Number		Number
	outstanding		outstanding
	and exercisable	Amount	and exercisable	Amount

Warrants (i)	750,000	$648,820	750,000	$648,820

(i)	Exercise price of $3.37 per share and expiring on December 12, 2019. In April 2019, subsequent to year-end, these warrants were exercised for cash proceeds of $2,527,500.